Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - (Detail Textuals) Options in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2018 EUR (€)	Mar. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€) Share shares	Dec. 31, 2018 USD ($) Share shares	Dec. 31, 2017 EUR (€) Share Options shares	Dec. 31, 2017 USD ($) Share Options shares	Dec. 31, 2016 EUR (€) Share shares	Dec. 31, 2015	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares
Consolidated Income Statement [Line Items]
Minimum Percentage of revenue or non-current assets for deemed countries as material and separately disclosed			10.00%	10.00%
Revenue from performance obligations satisfied or partially satisfied in previous periods			€ 0
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets			€ 4,091,000		€ 1,166,000		€ 991,000
Percentage of entity's revenue			30.00%	30.00%
Direct marketing expenses			€ 59,888,000		53,469,000		48,370,000
Termination benefits			283,000		430,000		765,000
Deferred tax liabilities Intangible assets			2,439,000		2,150,000
Deferred Tax Assets Loss Carryforwards			10,434,000		10,845,000
Termination benefits			564,000		1,238,000		123,000
Termination expenses		€ 307,000
Defined contribution retirement funds			973,000		845,000		€ 628,000
Option outsanding at fixed valuation			3,839,000
Share based payment expense recognized for the equity settled options granted			423,000		685,000
Gross operating loss carryforwards			16,056,000		22,733,000
Reduce future federal and state taxable income			€ 14,660,000		€ 16,356,000
Weighted average number of ordinary shares outstanding | shares			1,296,000	1,296,000	230,000	230,000	25,000
Applicable tax rate					20.00%	20.00%	50.00%	0.00%
Future federal statutory income tax rate							18.00%
Exercise Price Granted during the year					€ 1
Unused tax loss carry forwards			€ 14,841,000
Research and development expense			2,441,000		1,301,000		€ 566,000
Net foreign exchange loss			388,000		53,000		139,000
Cash receipts from repayment of advances and loans made to related parties	€ 220,000
Foreign exchange gain (loss)			(241,000)
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised | $									$ 2,690,000	$ 0
Net income (loss) for the period			(3,103,000)		€ (5,574,000)		691,000
Spark Networks SE | 2017 Virtual stock option plan following merger
Consolidated Income Statement [Line Items]
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets			€ 1,504,000
Number of share options granted in share-based payment arrangement | Share			513,026	513,026	908,608	908,608
Option life			85 months	85 months	48 months 16 days	48 months 16 days
Share based payment expense recognized for the equity settled options granted			€ 3,610,000		€ 313,000
Exercise Price Granted during the year			14.47		€ 10.62	$ 10.62
Spark Networks SE | 2007 Omnibus incentive plan prior merger
Consolidated Income Statement [Line Items]
Number of options vested | shares					50,150					50,150
Affinitas GmbH
Consolidated Income Statement [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement			€ 1,019		€ 1,228		€ 0
Number of share options granted in share-based payment arrangement | Share			0	0	932	932	1,947
Option life					3 years	3 years
Option outsanding at fixed valuation					€ 3,839,000
Option settled in cash					€ 78,000
Number of option share | Options					192	192
Remaining value of option outstanding					€ 3,161,000
Prepayment paid to selected participants					600,000
Equity value of affinitas					90,000,000
Exercise Price Granted during the year					1,091		€ 1,260
Spark Networks Inc
Consolidated Income Statement [Line Items]
Expenses arising from Spark Merger					€ 276,000
Percentage of increase in conjunction with addition of resources					23.40%	23.40%
Effect from April 1, 2020
Consolidated Income Statement [Line Items]
Future federal statutory income tax rate			17.00%	17.00%
Effect April 1, 2017
Consolidated Income Statement [Line Items]
Future federal statutory income tax rate							19.00%
Spark Networks SE
Consolidated Income Statement [Line Items]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets			€ 58,000		€ 175,000
SilverSingles LLC (formed on December 22, 2018)
Consolidated Income Statement [Line Items]
Direct marketing expenses			12,839,000
Bottom of range | Spark Networks SE | 2017 Virtual stock option plan following merger
Consolidated Income Statement [Line Items]
Exercise Price Granted during the year | $				$ 9.38
Top of range | Spark Networks SE | 2017 Virtual stock option plan following merger
Consolidated Income Statement [Line Items]
Exercise Price Granted during the year | $				$ 14.63
U.S
Consolidated Income Statement [Line Items]
Federal income tax carry-forwards approximately			314,000		€ 295,000
U.S | Effect from January 1, 2018
Consolidated Income Statement [Line Items]
Applicable tax rate					35.00%	35.00%
Future federal statutory income tax rate					21.00%	21.00%
Germany
Consolidated Income Statement [Line Items]
Tax loss carryforwards for corporate taxes			42,175,000		€ 39,002,000
Tax loss carryforwards for trade taxes			41,463,000		38,629,000
France
Consolidated Income Statement [Line Items]
Federal income tax carry-forwards approximately			€ 176,000		€ 1,084,000
Applicable tax rate			33.00%	33.00%	33.00%	33.00%
Future federal statutory income tax rate			28.00%	28.00%
Net income (loss) for the period			€ 500,000
Israel
Consolidated Income Statement [Line Items]
Federal income tax carry-forwards approximately			€ 8,860,000		€ 8,688,000
Applicable tax rate					24.00%	24.00%
Future federal statutory income tax rate			23.00%	23.00%